10. INVENTORY (Details) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Inventory		$ 235,733,091	$ 230,289,756
Wine in bulk
Disclosure of products and services [line items]
Inventory	[1]	154,421,580	149,875,913
Bottled wines
Disclosure of products and services [line items]
Inventory	[2]	54,032,816	57,524,535
Semi-finished wines
Disclosure of products and services [line items]
Inventory		5,945,781	4,763,079
Liquors
Disclosure of products and services [line items]
Inventory		4,273,575	3,400,754
Material and Supplies
Disclosure of products and services [line items]
Inventory	[3]	12,816,687	11,387,419
Other Products
Disclosure of products and services [line items]
Inventory	[4]	$ 4,242,652	$ 3,338,056

[1]	Within "Wine in Bulk" is included the non-bottled wine.
[2]	Within bottled wines is included the wine once concluded the bottling process.
[3]	In material and supplies are included all those necessary resources for the wine production.
[4]	In other products are all those inventory not included in the above lines, such as beverages other than wine and merchandising material.